Document and Entity Information	Sep. 04, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 04, 2024
Entity Registrant Name	VAXCYTE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39323
Entity Tax Identification Number	46-4233385
Entity Address Address Line 1	825 Industrial Road
Entity Address Address Line 2	Suite 300
Entity Address City Or Town	San Carlos
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94070
City Area Code	650
Local Phone Number	837-0111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	PCVX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001649094
Amendment Flag	false